Employee Compensation - Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations (Detail)	Oct. 31, 2018	Oct. 31, 2017
Canada [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.7	23.6
Canada [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.0	24.0
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.6	24.6
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.0	24.9
United States [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.9	22.0
United States [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.4	23.4
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.1	23.2
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.5	24.6